Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fixed rates
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 1,614	R$ 850
IGP-M (General Index of market pricing) / IPCA (Consumer price index)
VaR Internal Model -Trading Portfolio
Risk Factors	2,774	264
Exchange coupon
VaR Internal Model -Trading Portfolio
Risk Factors	415	142
Foreign Currency
VaR Internal Model -Trading Portfolio
Risk Factors	5,327	712
Sovereign/Eurobonds and Treasuries
VaR Internal Model -Trading Portfolio
Risk Factors	3,834	3,770
Equities
VaR Internal Model -Trading Portfolio
Risk Factors	707	655
Others
VaR Internal Model -Trading Portfolio
Risk Factors	2,122	1,597
Correlation/diversification effect
VaR Internal Model -Trading Portfolio
Risk Factors	(6,820)	(2,214)
VaR at the end of the year
VaR Internal Model -Trading Portfolio
Risk Factors	9,973	5,776
Average VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	10,263	21,624
Minimum VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	6,469	4,316
Maximum VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 15,309	R$ 76,935